SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS

	As of December 31,
	2024	2025
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	245,740	1,006
Prepaid expenses and other current assets	1,670	—
Total current assets	247,410	1,006
Advances to subsidiaries and VIEs	21,908	121,376
TOTAL ASSETS	269,318	122,382
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	136,353	100,571
Accrued salary and benefits	250,000	170,000
Other current liabilities	—	—
Total current liabilities	386,353	270,571
Advances from subsidiaries and VIEs	—	—
Other non-current liabilities	—	—
TOTAL LIABILITIES	386,353	270,571
SHAREHOLDERS’ DEFICIT:
Ordinary shares	48,372	48,372
Additional paid-in capital	218,379,858	218,417,583
Accumulated deficit	(216,859,796)	(216,937,975)
Accumulated other comprehensive loss	(1,685,469)	(1,676,169)
Total shareholders’ deficit	(117,035)	(148,189)
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT)/ EQUITY	269,318	122,382

CONDENSED STATEMENTS OF OPERATIONS

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Net revenues	—	—	—
Cost of revenues	—	—	—
Gross loss	—	—	—
Operating expenses:
General and administrative expenses	(1,468,711)	(438,071)	(374,879)
Research and development expenses	(39,909)	(60,297)	(24,033)
Sales and marketing expenses	—	—	—
Other operating income, net	136,129	136,129	40,585
Total operating expenses	(1,372,491)	(362,239)	(358,327)
Loss from operations	(1,372,491)	(362,239)	(358,327)
Interest expenses, net	(7,490)	1,652	4,740
Fair value change of derivatives	—	—	—
Foreign exchange gains (losses), net	(1)	(3)	—
Loss before income taxes and equity in earnings of subsidiaries	(1,379,982)	(360,590)	(353,587)
Net loss before equity in earnings of subsidiaries	(1,379,982)	(360,590)	(353,587)
Equity in (loss) income of subsidiaries and share of (loss) income from VIEs	(1,215,959)	424,159	275,408
Net (loss) income attributed to CooTek (Cayman) Inc.	(2,595,941)	63,569	(78,179)

CONDENSED STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating activities:
Net (loss) income	(2,595,941)	63,569	(78,179)
Equity in (income) loss of subsidiaries, VIEs and VIEs’ subsidiaries	1,215,959	(424,159)	(275,408)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	704,565	134,560	37,725
Amortization of issuance cost and debt discounts related to convertible notes	51,797	—	—
Change in fair value of derivatives	—	—	—
Changes in assets and liabilities:
Accrued expenses and other current liabilities	292,842	(741,434)	(35,784)
Other receivables, deposits and other assets	—	1,692	1,670
Accrued salary and benefits	(138,975)	(33,000)	(80,000)
Other non-current liabilities	(136,129)	(35,783)	—
Net cash used in operating activities	(605,882)	(1,034,555)	(429,976)
Investing activities:
Advances to subsidiaries and VIEs	(4,819,580)	(974,894)	(2,136,760)
Repayment of advances to subsidiary	6,607,179	2,250,000	2,322,002
Net cash provided by investing activities	1,787,599	1,275,106	185,242
Financing activities:
Proceeds from issuance of ordinary shares upon exercise of options	—	—	—
Repayment of convertible notes	(1,806,453)	—	—
Net cash (used in) provided by financing activities	(1,806,453)	—	—
Net (decrease) increase in cash, cash equivalents and restricted cash	(624,736)	240,551	(244,734)
Cash, cash equivalents and restricted cash at beginning of year	629,925	5,189	245,740
Cash, cash equivalents and restricted cash at end of year	5,189	245,740	1,006